Innealta Capital Country Rotation Fund

Class I Shares (Symbol: ICCIX)

Class N Shares (Symbol: ICCNX)

Innealta Capital Sector Rotation Fund

Class I Shares (Symbol: ICSIX)

Class N Shares (Symbol: ICCNX)

each a series of Northern Lights Fund Trust II

(each a “Fund,” collectively the “Funds”)

Supplement dated January 30, 2017 to the Funds’ Prospectus and Statement of Additional Information (“SAI”) dated April 1, 2016

The following supersedes any contrary information contained in the current Prospectus or SAI

 The Board of Trustees (the “Board”) of Northern Lights Fund Trust II has approved certain changes to the Innealta Capital Country Rotation Fund and the Innealta Capital Sector Rotation Fund (collectively, the “Funds”). In particular, the Board approved new names for each Fund as well as certain changes to each Fund’s investment objective. The changes will be effective on or about April 1, 2017. These changes were approved unanimously by the Board at a meeting on January 24-25, 2017.

Effective on or about April 1, 2017:

Innealta Capital Country Rotation Fund

Current Name	New Name

Innealta Capital Country Rotation Fund	Dynamic International Opportunity Fund

Current Investment Objective	New Investment Objective

Capital appreciation and current income.	Capital appreciation.

Innealta Capital Sector Rotation Fund

Current Name	New Name

Innealta Capital Sector Rotation Fund	Dynamic U.S. Opportunity Fund

Current Investment Objective	New Investment Objective

Capital appreciation and current income.	Capital appreciation.

The Funds’ investment objectives are not fundamental and may be changed by the Board upon 60 days written notice to shareholders.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information for Class I and Class N shares dated April 1, 2016, which provides information that you should know about the Funds before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Funds at 1-855-USE-ETFS.